Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest representing significant influence (in hundredths)	20.00%
Finite lived intangible asset useful life	3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest representing significant influence (in hundredths)	50.00%
Finite lived intangible asset useful life	10 years
Major manufacturing equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated asset life	25 years
Buildings [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated asset life	30 years
Light equipment and instrumentation [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated asset life	5 years
Light equipment and instrumentation [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated asset life	15 years
Office furniture [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated asset life	15 years
Turnarounds of major units [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated asset life	4 years
Turnarounds of major units [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated asset life	7 years
Information system equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated asset life	3 years
Information system equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated asset life	5 years